Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 4,362	$ 3,789
Less: accumulated depreciation and amortization		(3,226)	(2,877)
Net property and equipment	$ 1,189	1,136	912
Purchased and developed software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,516	1,007
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,700	1,644
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		680	673
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		439	438
Other depreciable assets [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 27	$ 27